SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Cost of Sales	$ 1,149,898		$ 626,285
Operating Expenses
General and Administrative Expenses	61,084		42,913
Stock Based Compensation	52,916		38,403
Depreciation Expense	504		316
Marketing Expenses	57,477		38,611
Other Marketing and Advertising Cost	3,500		2,087
Research and Development Expenses	12,156		7,359
Settlement of Litigation	9,250
Total Operating Expenses	139,967	[1],[2]	88,883	[3],[4]
Total Cost of Sales and Operating Expenses	1,289,865		715,168
General and Administrative Expense [Member]
Operating Expenses
Salaries and Benefits	27,081		18,940
Stock Based Compensation	9,324		8,607
Administrative Expenses	3,816		3,244
Professional Fees	16,437		8,425
Depreciation Expense	1,396		1,128
Other General and Administrative Expenses	3,030		2,569
Selling and Marketing Expense [Member]
Operating Expenses
Salaries and Benefits	1,048		767
Stock Based Compensation for Employees	29		14
Stock Based Compensation for Agents	10,077		7,780
Revenue Share	42,727		27,905
Other Marketing and Advertising Cost	3,596		2,145
Research and Development Expense [Member]
Operating Expenses
Salaries and Benefits	6,400		3,749
Stock Based Compensation	949		440
Other Research and Development	$ 4,807		$ 3,170

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[2]	Operating expenses includes Revenue share expense of approximately 42,727 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[4]	Operating expenses includes Revenue share expense of approximately 27,905 thousand and is recorded in the North American Brokerage segment.